Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended		2 Months Ended			4 Months Ended				5 Months Ended	7 Months Ended		8 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended		13 Months Ended		14 Months Ended			16 Months Ended				17 Months Ended	19 Months Ended	20 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended			28 Months Ended			29 Months Ended	32 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended			40 Months Ended		44 Months Ended	48 Months Ended	50 Months Ended			52 Months Ended		60 Months Ended	62 Months Ended		64 Months Ended		72 Months Ended	74 Months Ended		76 Months Ended		84 Months Ended	86 Months Ended	88 Months Ended	96 Months Ended	98 Months Ended	100 Months Ended	108 Months Ended	110 Months Ended	120 Months Ended
	Mar. 18, 2024	Mar. 27, 2023	Aug. 23, 2022	Jun. 07, 2021	Jun. 10, 2019	Apr. 15, 2019	Mar. 20, 2017	Jun. 12, 2016	Jul. 31, 2015	Apr. 30, 2024	Apr. 30, 2023	Jul. 31, 2021	Jul. 31, 2019	Jul. 31, 2016	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2019	Jul. 31, 2017	Jan. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Jan. 31, 2022	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2016	Apr. 30, 2025	Apr. 30, 2024	Jul. 31, 2022	Jul. 31, 2020	Jul. 31, 2017	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2020	Jul. 31, 2018	Jan. 31, 2024	Oct. 31, 2024	Jan. 31, 2023	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2017	Apr. 30, 2025	Jul. 31, 2023	Jul. 31, 2021	Jul. 31, 2018	Jul. 31, 2025	Jul. 31, 2021	Jul. 31, 2019	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2025	Jul. 31, 2018	Jul. 31, 2024	Jul. 31, 2022	Jul. 31, 2019	Jul. 31, 2022	Jul. 31, 2020	Jan. 31, 2025	Jul. 31, 2019	Jul. 31, 2025	Jul. 31, 2023	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2024	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025
C000152570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									$ 10,000																		$ 10,213.4															$ 13,052.98											$ 15,203.87							$ 15,913.28						$ 19,581.91					$ 26,696.17					$ 21,914.7			$ 24,775.51			$ 25,232.1		$ 28,276.6
C000012094 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000																		8,887.5															11,040.83											11,563.12							11,396.63						11,691.31					11,559.14					8,838.11			9,077.86			7,922.14		11,842.43
C000149539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000																		9,969.04															11,691.6											12,881.04							13,372.91						14,426.11					19,256.2					17,179.84			19,328.31			22,790.56		26,542.88
C000154547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									9,999.99																		9,538.32															11,335.3											12,223.54							11,458.39						10,996.42					14,292.29					12,295.9			14,185.75			16,041.01		18,457.86
C000157303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									9,999.99																		9,303.27															10,994.17											11,989.45							12,199.7						12,156.09					15,408.69					14,633.88			16,654.1			19,089.54		21,727.36
C000099140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									9,999.99																		10,319.36															11,154.59											11,864.01							12,063.17						11,639.69					13,689.23					11,942.14			12,852.35			14,148.72		16,248.38
C000061364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000.02																		9,987.26															11,715.93											13,051.97							13,462.33						14,443.56					19,229.86					17,249.15			19,448.45			22,765.95		26,339.52
C000133231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000.01																		9,059.33															10,778.19											11,849							12,139.38						11,564.23					15,174.45					15,129.72			17,684.6			20,658.02		22,939.19
C000148919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value								$ 10,000						$ 10,646.5																		$ 12,312.17														$ 11,532.32										$ 12,682.38							$ 16,283.65					$ 18,854.82					$ 16,180.5				$ 14,635.01			$ 12,557.78			$ 14,986.13
C000140337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000																		9,060.59															10,921.38											11,616.39							11,156.6						11,083.18					14,894.59					12,540.79			14,778.28			16,462.33		18,700.29
C000119715 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000.01																		9,375.8															11,097.59											11,876.88							11,505.55						11,356.17					14,984.24					12,798.93			14,711.27			16,364.83		18,434.21
C000149147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000																		9,774.24															10,935.25											11,636.49							11,700.75						13,297.41					15,929.96					13,367.49			14,984.05			17,978.31		20,883.42
C000149148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000																		9,686.23															10,990.08											11,865.86							12,220.87						12,692.65					16,757.5					14,448.26			16,404.46			18,287.64		19,658.71
C000140338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000.01																		9,920.86															11,417.73											12,363.34							12,164.06						11,865.88					15,153.13					13,181.97			14,595.95			16,203.36		17,813.06
C000153270 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000.01																		9,779.87															11,732.8											13,156.9							12,880.14						13,254.3					17,516.31					15,575.95			17,654.19			21,178.73		24,652.79
C000050168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									9,999.99																		9,586.04															11,957.75											13,051.99							11,704.48						12,053.09					17,689.1					13,329.57			14,405.08			16,015.63		18,309.22
C000061363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000.01																		9,448.17															11,207.06											11,870.1							11,601.04						11,634.27					14,852					12,618.32			14,253.45			15,608.25		17,796.99
C000119716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									9,999.98																		9,569.17															11,394.75											12,123.08							11,792.14						11,883.3					15,414.13					13,045.87			14,704.98			16,152.11		18,462
C000082529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000																		7,222.91															10,565.89											10,123.72							8,855.56						7,472.64					10,385.57					8,939.44			11,795.04			14,358.97		20,638.35
C000236410 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value			$ 10,000																$ 10,642.79						$ 9,755.2												$ 10,109.55				$ 10,187.53									$ 10,328.27		$ 9,278.25
C000154548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									9,999.99																		10,247.5															12,185.22											13,495.34							12,577.47						12,723.49					17,204.65					14,828.51			15,826.11			17,340.81		20,645.4
C000157306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									9,999.99																		9,764.6															11,988.46											13,523.7							13,111.34						12,767.85					17,741.56					16,505.11			18,265.51			21,066.87		24,364.07
C000210492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value				$ 10,000								$ 10,434.78										$ 11,061.94								$ 9,030.41									$ 9,418.94					$ 10,370.5							$ 11,263.04			$ 12,552.81					$ 13,829.53		$ 15,145.34
C000012200 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									9,999.99																		9,721.67															10,952.04											11,915.07							12,095.78						13,173.28					16,785.27					13,610.3			15,322.99			16,649.5		17,567.62
C000052896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									9,999.99																		10,135.13															12,183.13											13,281.23							12,297.55						12,277.3					17,046.28					13,670.56			14,643.27			15,965.06		18,328.29
C000179059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value							$ 10,000.02											$ 10,913.73																		$ 11,685.55													$ 11,395.32									$ 11,265.95							$ 14,942.23					$ 12,915.05					$ 14,711.01			$ 16,361.88			$ 18,591.9
C000156614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									9,999.99																		8,703.36															10,530.72											11,215.4							10,228.06						8,840.3					12,195.22					11,217.16			13,594.47			15,408.04		18,411.41
C000240517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value		$ 10,000									$ 9,798.21					$ 10,854.02					$ 7,994.57			$ 8,265.88					$ 8,693.87					$ 8,714.66				$ 8,597.95		$ 8,091.56			$ 7,565.68				$ 8,853.23
C000210493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value					$ 9,999.99								$ 10,657.57																		$ 13,625.11														$ 17,770.42										$ 14,974.62							$ 16,107.62					$ 19,125.24					$ 20,852.48
C000012081 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000.02																		9,245.82															10,880.6											11,568.71							11,263.78						11,060.66					14,459.53					12,457.65			14,443.94			16,072.45		17,988.38
C000012201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000																		8,740.54															10,706.3											11,095.35							10,313.58						9,026.24					11,986.09					10,880.43			12,990.53			14,795.16		17,520.86
C000055846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									10,000.01																		10,011.34															11,675.35											13,120.29							13,721.89						14,810.98					20,143.95					18,439.3			20,929.33			24,947.5		29,005.58
C000065072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value									9,999.98																		9,816.76															12,409.55											12,970.31							12,502.52						13,943.31					16,437.09					13,066.33			13,803.21			14,438.11		17,114.07
C000246989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value	$ 9,999.99									$ 9,566.04					$ 9,647.89					$ 9,428.42			$ 8,948.8					$ 8,263.99					$ 9,597.13
C000212225 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value					10,000.01								11,287.82																		15,398.95														20,710.64										13,232.73							10,051.72					10,551.99					9,104.48
C000205801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Fund NAV
Accumulated Value						$ 10,000											$ 9,559.69																		$ 11,940.81													$ 20,213.3									$ 16,869.84							$ 19,260.86					$ 12,679.56					$ 14,421.07
MSCI All Country World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI All Country World Index (Net)
Accumulated Value		10,000	10,000	10,000	10,000	10,000			10,000		10,464		10,227			11,354					10,262	10,088		11,817			9,956		12,291		10,963			13,286				13,627	9,281	14,266		11,654	13,746		14,601		15,395						12,932		13,070
S And P Developed ex US Broad Market Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P Developed ex US Broad Market Index (Net)
Accumulated Value									10,000																		9,510															11,192											11,920							11,492						11,458					15,232					12,865			14,683			16,207		18,482
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI ex USA Index (Net)
Accumulated Value							10,000		10,000																		9,446															11,241											11,909							11,638						11,715					14,969					12,684			14,386			15,788		18,114
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI Emerging Markets Index (Net)
Accumulated Value								10,000	10,000																		9,925															12,390											12,930							12,649						13,477					16,259					12,992			14,077			14,959		17,530
S And P Global Broad Market Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P Global Broad Market Index (Net)
Accumulated Value									10,000																		9,985															11,695											12,988							13,231						14,013					18,861					16,691			18,755			21,794		25,072
FTSE Emerging All Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										FTSE Emerging All Cap Index (Net)
Accumulated Value									10,000																		9,935															12,010											12,587							12,530						13,205					15,874					13,214			14,312			15,420		17,940
STOXX Global Total Market Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										STOXX Global Total Market Index (Net)
Accumulated Value	10,000									9,809					10,621					10,830			11,314					10,869					12,179
MSCI ACWI ex USA 100 Hedged to USD Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI ex USA 100% Hedged to USD Index (Net)
Accumulated Value									10,000																		9,345															11,060											12,086							12,308						12,317					15,586					14,722			16,822			19,421		22,045
MSCI ACWI Low Carbon Target Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI Low Carbon Target Index (Net)
Accumulated Value									10,000																		9,932															11,625											12,783							13,219						14,276					18,998					16,893			18,992			22,350		26,061
STOXX International Equity Factor Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										STOXX International Equity Factor Index (Spliced)
Accumulated Value									10,000																		9,562															11,382											12,309							11,541						11,102					14,409					12,368			14,326			16,133		18,646
MSCI EAFE 100 Hedged to USD Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI EAFE® 100% Hedged to USD Index (Net)
Accumulated Value									10,000																		9,126															10,836											11,932							12,271						11,687					15,306					15,188			17,829			20,931		23,262
MSCI China A Inclusion Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI China A Inclusion Index (Spliced)
Accumulated Value								$ 10,000						$ 10,549																		$ 12,111														$ 10,808										$ 11,898							$ 15,337					$ 17,765					$ 15,292				$ 13,873			$ 11,962			$ 14,423
MSCI EAFE Minimum Volatility Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI EAFE Minimum Volatility Index (Net)
Accumulated Value									10,000																		10,325															11,166											11,879							12,083						11,659					13,701					11,912			12,856			14,128		16,276
MSCI World ex USA Momentum Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI World ex USA Momentum Index (Net)
Accumulated Value									10,000																		9,777															10,987											11,728							11,794						13,434					16,098					13,493			15,244			18,341		21,428
MSCI EAFE IMI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI EAFE IMI Index (Net)
Accumulated Value									10,000																		9,361															11,058											11,811							11,415						11,259					14,807					12,547			14,488			16,071		18,194
MSCI Europe IMI Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI Europe IMI (Net)
Accumulated Value									10,000																		9,039															10,878											11,542							11,051						10,970					14,735					12,307			14,556			16,113		18,364
STOXX Global Equity Factor Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										STOXX Global Equity Factor Index (Spliced)
Accumulated Value									10,000																		9,817															11,809											13,209							12,944						13,364					17,696					15,728			17,837			21,417		24,857
MSCI Pacific IMI Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI Pacific IMI (Net)
Accumulated Value									10,000																		9,969															11,449											12,378							12,137						11,832					14,988					12,995			14,476			16,111		17,844
MSCI World ex USA Sector Neutral Quality Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI World ex USA Sector Neutral Quality Index (Net)
Accumulated Value									10,000																		9,696															11,030											11,926							12,299						12,796					16,879					14,493			16,585			18,452		20,023
Morningstar Global Digital Infrastructure And Connectivity Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Morningstar Global Digital Infrastructure & Connectivity Index (Net)
Accumulated Value				$ 10,000								$ 10,422										$ 10,975								$ 8,999									$ 9,407					$ 10,375							$ 11,304			$ 12,577					$ 13,935		$ 15,270
MSCI EAFE Small Cap 100 Hedged to USD Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI EAFE Small Cap 100% Hedged to USD Index (Net)
Accumulated Value									10,000																		9,855															12,042											13,633							13,260						12,982					18,025					16,682			18,552			21,596		24,913
STOXX International Small Cap Equity Factor Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										STOXX International Small-Cap Equity Factor Index (Spliced)
Accumulated Value									10,000																		10,289															12,280											13,637							12,687						12,894					17,465					15,034			16,169			17,652		21,169
Morningstar Exponential Technologies Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Morningstar Exponential Technologies Index (Net)
Accumulated Value									10,000																		10,211															13,076											15,294							16,043						19,793					27,091					22,346			25,375			25,890		29,169
FTSE China 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										FTSE China 50 Index (Net)
Accumulated Value									10,000																		8,951															11,208											11,828							11,734						12,138					12,140					9,364			9,575			8,530		12,797
NYSE FactSet Global Neuro Biopharma and MedTech Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NYSE FactSet Global Neuro Biopharma and MedTech Index (Net)
Accumulated Value			$ 10,000																$ 10,647						$ 9,771												$ 10,131				$ 10,207									$ 10,364		$ 9,341
MSCI ACWI ex USA IMI Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI ex USA IMI (Net)
Accumulated Value									10,000																		9,541															11,341											12,041							11,684						11,768					15,244					12,842			14,506			15,924		18,260
MSCI Europe Financials Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI Europe Financials Index (Net)
Accumulated Value									10,000																		7,228															10,609											10,175							8,903						7,520					10,488					8,955			11,877			14,428		20,886
MSCI Europe Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI Europe Small Cap Index (Net)
Accumulated Value									10,000																		9,569															11,940											13,041							11,688						12,050					17,726					13,288			14,432			16,002		18,416
STOXX Global Energy Storage and Materials Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										STOXX Global Energy Storage and Materials Index (Net)
Accumulated Value	$ 10,000									$ 9,631					$ 9,651					$ 9,496			$ 9,007					$ 8,300					$ 9,676
NYSE FactSet Global Autonomous Driving and Electric Vehicle Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net)
Accumulated Value						$ 10,000											$ 9,552																		$ 11,947													$ 20,242									$ 16,885							$ 19,345					$ 12,531					$ 14,244
NYSE FactSet Global Genomics and Immuno Biopharma Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NYSE FactSet Global Genomics and Immuno Biopharma Index (Net)
Accumulated Value					10,000								11,264																		15,358														20,655										13,228							10,114					10,620					9,213
MSCI Kokusai C000055846 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI Kokusai Index (Net)
Accumulated Value									10,000																		9,983															11,611											13,024							13,595						14,646					19,891					18,139			20,565			24,363		28,338
MSCI AC Asia ex Japan Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI AC Asia ex Japan Index (Net)
Accumulated Value									10,000																		9,852															12,546											13,198							12,796						14,371					17,111					13,700			14,548			15,455		18,541
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI EAFE Index (Net)
Accumulated Value									10,000																		9,247															10,890											11,587							11,286						11,097					14,460					12,390			14,471			16,093		18,148
MSCI EAFE Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI EAFE Value Index (Net)
Accumulated Value									10,000																		8,749															10,739											11,144							10,367						9,088					12,079					10,884			13,087			14,905		17,735
NYSE FactSet Global Cyber Security Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										NYSE FactSet Global Cyber Security Index (Net)
Accumulated Value					$ 10,000								$ 10,666																		$ 13,677														$ 17,938										$ 15,128							$ 16,351					$ 19,164					$ 20,997
Morningstar Global Emerging Green Technologies Select Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										Morningstar Global Emerging Green Technologies Select Index (Net)
Accumulated Value		$ 10,000									$ 9,817					$ 10,918					$ 8,018			$ 8,363					$ 8,808					$ 8,782				$ 8,729		$ 8,189			$ 7,644				$ 8,982
MSCI World ex USA Enhanced Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI World ex USA Enhanced Value Index (Net)
Accumulated Value									10,000																		8,685															10,535											11,221							10,219						8,853					12,228					11,207			13,683			15,523		18,600
MSCI World ex USA Investable Market Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI World ex USA Investable Market Index (Net)
Accumulated Value							$ 10,000											$ 10,907																		$ 11,651													$ 11,297									$ 11,145							$ 14,729					$ 12,653					$ 14,465			$ 16,029			$ 18,289
MSCI EAFE Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI EAFE Small Cap Index (Net)
Accumulated Value									10,000																		10,138															12,193											13,317							12,304						12,357					17,141					13,660			14,743			16,084		18,619
MSCI EAFE Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI EAFE Growth Index (Net)
Accumulated Value									$ 10,000																		$ 9,750															$ 11,016											$ 12,010							$ 12,221						$ 13,348					$ 17,020					$ 13,767			$ 15,634			$ 16,979		$ 18,122